LIQUID INSTITUTIONAL RESERVES                                  SEMIANNUAL REPORT



Dear Shareholder,                                              December 15, 1999

We are pleased to present you with the semiannual report for Liquid Institutional Reserves (the "Funds") for the six-month period ended October 31, 1999.

MARKET REVIEW
           During the past six-month period, fears of higher inflation became
[ICON] the dominant theme of the fixed income markets, and bond yields rose in response. Interest rates rose as the markets reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases might not be offset by commodity deflation. By the end of the semiannual period on October 31, 1999, the Federal Reserve had raised the federal funds rate twice, by 0.25% each time, to 5.25%. After period-end the Fed raised rates for a third time, to 5.50%.

PERFORMANCE AND PORTFOLIO REVIEW

CURRENT SEVEN-DAY AVERAGE YIELD(1)

                                      10/31/99       4/30/99      10/31/98
--------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                  5.21%         4.74%         5.03%
  Financial Intermediary Shares         4.96%         4.49%         4.77%
Government Securities Fund              5.03%         4.56%         4.81%
Treasury Securities Fund                4.45%         4.23%         4.18%
--------------------------------------------------------------------------------

EFFECTIVE SEVEN-DAY AVERAGE YIELD(1)
                                      10/31/99       4/30/99      10/31/98
--------------------------------------------------------------------------------
Money Market Fund:
  Institutional Shares                  5.35%         4.85%         5.15%
  Financial Intermediary Shares         5.08%         4.59%         4.89%
Government Securities Fund              5.16%         4.66%         4.92%
Treasury Securities Fund                4.54%         4.32%         4.26%
--------------------------------------------------------------------------------

WEIGHTED AVERAGE MATURITY
                                      10/31/99       4/30/99      10/31/98
--------------------------------------------------------------------------------
Money Market Fund                      52 days       54 days       51 days
Government Securities Fund             20 days       42 days       45 days
Treasury Securities Fund               42 days       74 days       49 days
--------------------------------------------------------------------------------

(1) Yields will fluctuate.

[Sidenote:]
--------------------------------
LIQUID INSTITUTIONAL RESERVES

INVESTMENT GOAL
(ALL THREE FUNDS):
High current income to the
extent consistent with capital
preservation and liquidity

PORTFOLIO MANAGER:
Susan P. Ryan, Mitchell Hutchins
Asset Management Inc.

COMMENCEMENT:
Institutional Shares - MMF
6/3/91, Gov't 6/3/91, Treasury -
12/6/91; MMF Financial
Intermediary Shares - original
issuance 3/17/94, ceased
4/30/95, reissued 1/14/98

DIVIDEND PAYMENTS: Monthly

SEMIANNUAL REPORT


NET ASSETS
                                10/31/99          4/30/99         10/31/98
--------------------------------------------------------------------------------
Money Market Fund            $1.716 billion   $2.048 billion   $1.832 billion
Government Securities Fund   $134.8 million   $138.8 million   $108.5 million
Treasury Securities Fund     $120.2 million   $179.2 million   $181.4 million
--------------------------------------------------------------------------------


HIGHLIGHTS
We remained slightly bullish on the fixed income markets during the first part of the period, expecting the Federal funds rate to remain unchanged. Since we did not expect major changes in monetary policy, we positioned the Funds' weighted average maturities slightly longer than the averages of their peer groups. During the last three months of the period, we returned the Funds' maturities to the average of their peer groups in anticipation of rising interest rates. We maintained our focus on top-tier credit quality instruments.

OUTLOOK
--------------------------------------------------------------------------------

     The Federal Reserve has established a special Y2K lending program under which credit may be extended to depository institutions to ease liquidity pressures over the century date change. The Federal Reserve Bank of New York has said it will expand the types of collateral it accepts in repurchase transactions, will extend the maximum term of its repurchase transactions from 60 to 90 days and will introduce a standby financing facility for banks.

     It is likely that issues of new short-term debt will decrease toward year-end, limiting supplies and potentially triggering price increases. Also, investors might seek safety by reducing their exposure to corporate credits and increasing their positions in U.S. government securities, precipitating a "flight to quality." To provide sufficient liquidity at year-end, we expect to maintain a position of about 20% in U.S. government securities in the Money Market Fund. (The other funds maintain a much higher percentage in U.S. government securities.) However, this planned defensive posture may change in response to changing market circumstances as Y2K approaches.

LIQUID INSTITUTIONAL RESERVES                                  SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(2) please contact your Financial Advisor.

Sincerely,


/s/Margo Alexander                          /s/Brian M. Storms

MARGO ALEXANDER                             BRIAN M. STORMS
Chairman and                                President and
Chief Executive Officer                     Chief Operating Officer
Mitchell Hutchins                           Mitchell Hutchins
Asset Management Inc.                       Asset Management Inc.


/s/Dennis L. Mccauley                       /s/Susan P. Ryan

DENNIS L. McCAULEY                          SUSAN P. RYAN
Managing Director and Chief                 Senior Vice President
Investment Officer - Fixed Income           Mitchell Hutchins
Mitchell Hutchins                           Asset Management Inc.
Asset Management Inc.


     This letter is intended to assist shareholders in understanding how the funds performed during the six-month period ended October 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(2) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF NET ASSETS                              OCTOBER 31, 1999(UNAUDITED)

PRINCIPAL
 AMOUNT                                          MATURITY              INTEREST
  (000)                                            DATES                 RATES             VALUE
---------                                  ---------------------  -------------------  --------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--16.11%
$ 15,000   U.S. Treasury Bills...........        12/23/99              4.700@%         $   14,898,167
  40,000   Federal Home Loan Bank........  11/01/99 to 11/02/99    5.400 to 5.655*         39,986,983
  10,000   Federal Home Loan Bank........        02/03/00              5.010@              10,000,000
           Federal Home Loan Mortgage
  10,000   Corporation...................        11/02/99              5.645*              10,003,410
           Federal Home Loan Mortgage
  25,000   Corporation...................  12/14/99 to 02/04/00    5.200 to 5.580@         24,717,014
           Federal National Mortgage
  10,000   Association...................        11/01/99               5.37*               9,996,148
           Federal National Mortgage
  25,000   Association...................        11/12/99              5.220@              24,960,125
           Student Loan Marketing
 142,000   Association...................  11/01/99 to 11/02/99    5.310 to 5.895*        141,984,585
                                                                                       --------------
Total U.S. Government and Agency
  Obligations (cost--$276,546,432).......                                                 276,546,432
                                                                                       --------------

DOMESTIC BANK NOTES--9.03%
  16,000   First National Bank Chicago...  02/16/00 to 03/15/00    5.058 to 5.180          15,997,669
  25,000   First National Bank Chicago...        11/01/99                     5.380*       24,993,376
           First Tennessee Bank, N.A.
  34,000   Memphis.......................  01/14/00 to 04/12/00    5.100 to 5.210          34,000,000
           First Tennessee Bank, N.A.
  55,000   Memphis.......................        11/02/99          5.625 to 5.705*         55,000,000
  10,000   KeyBank N.A...................        06/26/00               5.650               9,995,627
  15,000   NationsBank N.A...............        01/06/00               5.000              14,999,477
                                                                                       --------------
Total Domestic Bank Notes
  (cost--$154,986,149)...................                                                 154,986,149
                                                                                       --------------

DEPOSIT NOTE--0.64%
YANKEE--0.64%
           Canadian Imperial Bank of
           Commerce
  11,014   (cost--$11,050,315)...........        01/24/00               6.475              11,050,315
                                                                                       --------------

CERTIFICATES OF DEPOSIT--14.55%
YANKEE--14.55%
  20,000   Barclays Bank PLC.............        11/01/99                     5.390*       19,995,574
           Bayerische Hypo-und
  15,000   Vereinsbank AG................        04/28/00               5.150              14,993,303
           Canadian Imperial Bank of
  21,000   Commerce......................  02/07/00 to 04/12/00    5.010 to 5.120          20,996,930
           National Westminster Bank
  35,000   PLC...........................  01/07/00 to 04/03/00    4.980 to 5.200          34,998,561
   7,000   Rabobank Nederland............        01/07/00               4.990               6,999,248
   4,000   Royal Bank of Canada..........        03/31/00               5.265               3,999,443
  55,000   Royal Bank of Canada..........        11/01/99          5.390 to 5.395*         54,990,209
  15,000   Societe Generale..............        12/30/99               5.430              15,000,242
  39,700   Svenska Handelsbanken.........  03/03/00 to 05/22/00    5.100 to 5.280          39,693,111
  18,000   Toronto-Dominion Bank.........  03/02/00 to 04/17/00    5.060 to 5.270          17,996,907
  20,000   Toronto-Dominion Bank.........        11/01/99                     5.385*       19,995,198
                                                                                       --------------
Total Certificates of Deposit
  (cost--$249,658,726)...................                                                 249,658,726
                                                                                       --------------

TIME DEPOSITS--0.88%
           Deutsche Bank Cayman
  15,000   (cost--$15,000,000)...........        01/03/00              11.000              15,000,000
                                                                                       --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY              INTEREST
 (000)                                            DATES                 RATES              VALUE
---------                                  ---------------------  -------------------  --------------
COMMERCIAL PAPER@--51.73%
ASSET BACKED-BANKING--3.77%
$ 50,000   Atlantis One Funding..........  01/25/00 to 03/15/00    5.760 to 5.900%     $   49,037,653
           Wood Street Funding
  15,764   Corporation...................        11/29/99               5.370              15,698,159
                                                                                       --------------
                                                                                           64,735,812
                                                                                       --------------
ASSET BACKED-FINANCE--1.34%
  23,545   Beta Finance, Incorporated....  02/10/00 to 04/14/00    5.750 to 5.880          23,056,993
                                                                                       --------------
ASSET BACKED-MISCELLANEOUS--9.89%
           Asset Securitization
  15,000   Cooperative Corporation.......        11/15/99                     5.456*       15,000,000
           Enterprise Funding
  31,111   Corporation...................  11/23/99 to 12/08/99    5.360 to 5.400          30,967,902
           Falcon Asset Securitization
  35,000   Corporation...................  11/09/99 to 01/27/00    5.400 to 5.960          34,710,283
           Preferred Receivables Funding
  37,800   Corporation...................  02/04/00 to 02/11/00    5.870 to 5.960          37,182,462
  25,000   Quincy Capital Corporation....  11/10/99 to 02/15/00    5.350 to 5.970          24,804,154
           Variable Funding Capital
  27,177   Corporation...................  11/10/99 to 01/21/00    5.380 to 6.000          27,018,897
                                                                                       --------------
                                                                                          169,683,698
                                                                                       --------------
AUTO & TRUCK--4.64%
  10,000   BMW US Capital Incorporated...        11/12/99               5.300               9,983,806
           Daimler-Chrysler N. A. Holding
  20,000   Corporation...................        11/29/99               5.300              19,917,555
           Ford Motor Credit
  20,000   Corporation...................        12/07/99               5.300              19,894,000
           General Motors Acceptance
  30,000   Corporation...................        11/29/99               5.320              29,875,867
                                                                                       --------------
                                                                                           79,671,228
                                                                                       --------------
BANKING-DOMESTIC--10.39%
           BBL North America Funding
  10,000   Corporation...................        12/08/99               5.350               9,945,014
           Cregem North America
  15,000   Incorporated..................        12/30/99               5.350              14,868,479
  30,000   Den Danske Corporation........  11/15/99 to 12/22/99    5.300 to 5.340          29,855,608
  40,000   Fortis Funding LLC............  12/03/99 to 12/28/99    5.350 to 5.400          39,717,478
  15,000   Lloyds TSB Bank PLC...........        12/29/99               5.350              14,870,708
           Santander Finance ( Delaware)
  35,000   Inc...........................  11/15/99 to 12/16/99    5.320 to 5.390          34,880,903
  25,000   Westpac Capital Corporation...        04/06/00               5.850              24,362,188
  10,000   Westpac Trust Securities......        02/07/00               5.890               9,839,661
                                                                                       --------------
                                                                                          178,340,039
                                                                                       --------------
BANKING-FOREIGN--2.03%
  15,000   Halifax PLC...................        11/19/99               5.310              14,960,175
  20,000   Nationwide Building Society...        12/13/99               5.340              19,875,400
                                                                                       --------------
                                                                                           34,835,575
                                                                                       --------------
BROKER-DEALER--1.44%
           Morgan Stanley, Dean Witter &
  25,000   Company.......................  01/18/00 to 02/03/00    5.920 to 5.930          24,639,475
                                                                                       --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY              INTEREST
  (000)                                            DATES                 RATES             VALUE
---------                                  ---------------------  -------------------  --------------

COMMERCIAL PAPER@--(CONTINUED)
BUSINESS SERVICES--1.46%
$ 15,000   Xerox Capital PLC.............        11/08/99              5.300%          $   14,984,542
  10,000   Xerox Credit Corporation......        11/15/99               5.300               9,979,389
                                                                                       --------------
                                                                                           24,963,931
                                                                                       --------------
CONSUMER PRODUCTS--0.87%
  15,000   Clorox Company................        11/10/99               5.290              14,980,163
                                                                                       --------------
DRUGS, HEALTH CARE--0.58%
  10,000   Pfizer Incorporated...........        11/18/99               5.290               9,975,019
                                                                                       --------------
ELECTRONICS--1.16%
  10,000   Motorola Incorporated.........        11/24/99               5.300               9,966,139
  10,000   Siemens Capital Corporation...        11/30/99               5.320               9,957,144
                                                                                       --------------
                                                                                           19,923,283
                                                                                       --------------
ENERGY--1.09%
           Exxon Imperial U.S.
  18,910   Incorporated..................        12/27/99               5.290              18,754,392
                                                                                       --------------
FINANCE-CONDUIT--1.99%
           MetLife Funding
  34,225   Incorporated..................  11/15/99 to 11/17/99    5.290 to 5.300          34,151,783
                                                                                       --------------
FINANCE-SUBSIDIARY--1.16%
  20,000   Dresdner U.S. Finance.........        12/14/99               5.350              19,872,194
                                                                                       --------------
INSURANCE--2.17%
   7,500   Allstate Corporation..........        02/11/00               5.970               7,373,137
           Prudential Funding
  30,000   Corporation...................        11/22/99               5.310              29,907,075
                                                                                       --------------
                                                                                           37,280,212
                                                                                       --------------
METALS & MINING--3.05%
           Rio Tinto America
  52,400   Incorporated..................  11/10/99 to 11/18/99         5.310              52,291,351
                                                                                       --------------
OIL EQUIPMENT & SERVICES--0.83%
  14,350   Colonial Pipeline Company.....        12/06/99               5.320              14,275,779
                                                                                       --------------
PAPER & FOREST PRODUCTS--0.58%
           Weyerhauser Real Estate
  10,000   Company.......................        11/19/99               5.290               9,973,550
                                                                                       --------------
PRINTING & PUBLISHING--1.16%
  20,000   Reed Elsevier (USA) Inc.......        11/22/99               5.290              19,938,283
                                                                                       --------------
TELECOMMUNICATIONS--1.55%
  15,000   AT&T..........................        11/16/99               5.300              14,966,875
           Bell Atlantic Network Funding
  11,600   Corporation...................        11/17/99               5.300              11,572,676
                                                                                       --------------
                                                                                           26,539,551
                                                                                       --------------

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

PRINCIPAL
 AMOUNT                                          MATURITY              INTEREST
 (000)                                            DATES                 RATES              VALUE
---------                                  ---------------------  -------------------  --------------
COMMERCIAL PAPER@--(CONCLUDED)
UTILITY-ELECTRIC--0.58%
$ 10,000   Southern Company..............        11/08/99              5.320%          $    9,989,656
                                                                                       --------------
Total Commercial Paper
  (cost--$887,871,967)...................                                                 887,871,967
                                                                                       --------------

SHORT-TERM CORPORATE OBLIGATIONS--2.80%
AUTO & TRUCK--0.29%
           Ford Motor Credit
   5,000   Corporation...................        08/15/00               6.850               5,041,260
                                                                                       --------------
BROKER-DEALER--1.17%
           Morgan Stanley, Dean Witter &
  20,000   Company.......................        11/01/99              5.510*              20,000,000
                                                                                       --------------
COMPUTERS--0.29%
           International Business
   5,000   Machines Corporation..........        07/10/00               5.755               5,000,346
                                                                                       --------------
FINANCE-DIVERSIFIED--1.05%
           Associates Corporation of
   3,000   North America.................        03/28/00               7.470               3,027,162
           Associates Corporation of
  15,000   North America.................        11/29/99              5.338*              14,994,063
                                                                                       --------------
                                                                                           18,021,225
                                                                                       --------------
Total Short-Term Corporate Obligations
  (cost--$48,062,831)....................                                                  48,062,831
                                                                                       --------------
NUMBER OF
 SHARES
 (000)
---------
MONEY MARKET FUNDS--4.93%
           AIM Liquid Assets Money Market
  62,307   Portfolio.....................                                                  62,306,718
           AIM Prime Money Market
  22,284   Portfolio.....................                                                  22,283,629
                                                                                       --------------
Total Money Market Funds
  (cost--$84,590,347)....................                                                  84,590,347
                                                                                       --------------
Total Investments (cost--$1,727,766,767
  which approximates cost for federal
  income tax purposes)--100.67%..........                                               1,727,766,767
Liabilities in excess of other
  assets--(0.67)%........................                                                 (11,494,956)
                                                                                       --------------
Net Assets (applicable to 1,687,271,982
  and 29,009,882 of Institutional Shares
  and Financial Intermediary Shares,
  respectively, each equivalent to $1.00
  per share)--100.00%....................                                              $1,716,271,811
                                                                                       ==============
 -------

@ Interest rates shown reflect the discount rates at time of purchase.

* Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are current rates as of October 31, 1999 and reset periodically.

                       Weighted Average Maturity--52 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF NET ASSETS                              OCTOBER 31, 1999(UNAUDITED)

      PRINCIPAL
       AMOUNT                                                                   MATURITY              INTEREST
        (000)                                                                    DATES                 RATES             VALUE
---------------------                                                     --------------------    ----------------    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--100.35%
      $   1,000         Federal Farm Credit Bank......................          01/03/00              5.276*%         $    999,679
         14,500         Federal Farm Credit Bank......................    11/09/99 to 12/13/99    4.550 to 5.210@       14,468,220
          9,000         Federal Home Loan Bank........................    11/02/99 to 11/03/99    5.575 to 5.655*        8,998,823
          1,500         Federal Home Loan Bank........................          05/17/00               5.135             1,500,000
         18,826         Federal Home Loan Bank........................    11/03/99 to 04/14/00    5.140 to 5.570@       18,733,545
         38,173         Federal Home Loan Mortgage Corporation........    11/01/99 to 11/04/99    5.200 to 5.220@       38,168,650
          4,000         Federal Home Loan Mortgage Corporation........          11/02/99               5.645*            3,999,639
         19,000         Federal National Mortgage Association.........    11/15/99 to 04/03/00    4.650 to 5.240@       18,943,580
          2,000         Federal National Mortgage Association.........          03/10/00               5.180             1,999,524
          6,447         Student Loan Marketing Association............    11/01/99 to 12/15/99    5.160 to 5.200@        6,417,492
          6,000         Student Loan Marketing Association............          11/25/99               5.310*            5,999,256
         15,000         Tennessee Valley Authority....................          11/02/99               5.140@           14,997,858
                                                                                                                      ------------
Total Investments (cost--$135,226,266 which approximates cost for
  federal income tax purposes)--100.35%...............................                                                 135,226,266
Liabilities in excess of other assets--(0.35)%........................                                                    (472,719)
                                                                                                                      ------------
Net Assets (applicable to 134,743,876 Institutional Shares, equivalent
  to $1.00 per share)--100.00%........................................                                                $134,753,547
                                                                                                                      ============

---------------

@                       Interest rates shown are the discount rates at date of
                        purchase.
*                       Variable Rate Securities--Maturity date reflects earlier of reset date or maturity date. The interest rates shown are
                        current rates as of October 31, 1999 and reset periodically.

                         Weighted Average Maturity--20 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF NET ASSETS                              OCTOBER 31, 1999(UNAUDITED)

PRINCIPAL
 AMOUNT                                          MATURITY             INTEREST
  (000)                                           DATES                RATES            VALUE
---------                                  --------------------  ------------------  ------------
U.S. TREASURY OBLIGATIONS--97.38%
$  47,787  U.S. Treasury Bills...........  12/09/99 to 01/27/00   4.590 to 4.940@%   $ 47,281,043
   69,649  U.S. Treasury Notes...........  11/15/99 to 07/31/00    5.375 to 7.750      69,723,217
                                                                                     ------------
Total U.S. Treasury Obligations
  (cost--$117,004,260)...................                                             117,004,260
                                                                                     ------------
NUMBER OF
 SHARES
  (000)
---------

MONEY MARKET FUNDS--0.04%
           Aim Tax Advantage Money Market
       49  Fund (cost -- $48,556)........                                                  48,556
                                                                                     ------------
Total Investments (cost--$117,052,816
  which approximates cost for federal
  income tax purposes)--97.42%...........                                             117,052,816
Other assets in excess of
  liabilities--2.58%.....................                                               3,098,522
                                                                                     ------------
Net Assets (applicable to 119,984,802
  Institutional Shares, equivalent to
  $1.00 per share)--100.00%..............                                            $120,151,338
                                                                                     ============

---------------

@    Interest rates shown reflect the discount rates at time of purchase.

                       Weighted Average Maturity--42 days

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES

STATEMENT OF OPERATIONS

                                                                    FOR THE SIX MONTHS ENDED
                                                                        OCTOBER 31, 1999
                                                                           (UNAUDITED)
                                                              -------------------------------------
                                                                 MONEY      GOVERNMENT    TREASURY
                                                                MARKET      SECURITIES   SECURITIES
                                                                 FUND          FUND         FUND
                                                              -----------   ----------   ----------
INVESTMENT INCOME:
Interest....................................................  $48,213,499   $3,701,264   $3,432,784
                                                              -----------   ----------   ----------

EXPENSES:
Investment advisory and administration......................    2,318,400     182,849       186,837
Transfer agency and related services fees...................      188,653      12,131        16,749
State and federal registration fees.........................      119,658      11,827        13,068
Custody and accounting......................................       93,468       5,316         8,552
Legal and audit.............................................       34,500       7,842         9,926
Reports and notices to shareholders.........................       23,968       4,570         5,124
Shareholder servicing fees--Financial Intermediary shares...       33,870      --            --
Trustees' fees..............................................        5,250       5,250         5,250
Other expenses..............................................       20,979       3,637         1,024
                                                              -----------   ----------   ----------
                                                                2,838,746     233,422       246,530
Less: Fee waivers and expense reimbursements from adviser...     (223,336)    (22,478)      (30,315)
                                                              -----------   ----------   ----------
Net expenses................................................    2,615,410     210,944       216,215
                                                              -----------   ----------   ----------
Net investment income.......................................   45,598,089   3,490,320     3,216,569
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS....       (9,378)         18        (3,502)
                                                              -----------   ----------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $45,588,711   $3,490,338   $3,213,067
                                                              ===========   ==========   ==========

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED       FOR THE YEAR
                                                                OCTOBER 31, 1999         ENDED
                                                                   (UNAUDITED)      APRIL 30, 1999
                                                                -----------------   ---------------
FROM OPERATIONS:
Net investment income.......................................      $   45,598,089    $   94,951,866
Net realized gains (losses) from investment transactions....              (9,378)           44,391
                                                                  --------------    --------------
Net increase in net assets resulting from operations........          45,588,711        94,996,257
                                                                  --------------    --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares.................         (44,956,033)      (94,471,543)
Net investment income--Financial Intermediary shares........            (642,056)         (480,323)
                                                                  --------------    --------------
Total dividends to shareholders.............................         (45,598,089)      (94,951,866)
                                                                  --------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS.....................................        (332,099,269)      440,244,875
                                                                  --------------    --------------
Net increase (decrease) in net assets.......................        (332,108,647)      440,289,266

NET ASSETS:
Beginning of period.........................................       2,048,380,458     1,608,091,192
                                                                  --------------    --------------
End of period...............................................      $1,716,271,811    $2,048,380,458
                                                                  ==============    ==============

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED       FOR THE YEAR
                                                                OCTOBER 31, 1999         ENDED
                                                                   (UNAUDITED)      APRIL 30, 1999
                                                                -----------------   ---------------
FROM OPERATIONS:
Net investment income.......................................       $  3,490,320      $  5,600,628
Net realized gains from investment transactions.............                 18            10,565
                                                                   ------------      ------------
Net increase in net assets resulting from operations........          3,490,338         5,611,193
                                                                   ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares.................         (3,490,320)       (5,600,628)
                                                                   ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM BENEFICIAL
  INTEREST TRANSACTIONS.....................................         (4,029,244)       38,632,650
                                                                   ------------      ------------
Net increase (decrease) in net assets.......................         (4,029,226)       38,643,215

NET ASSETS:
Beginning of period.........................................        138,782,773       100,139,558
                                                                   ------------      ------------
End of period...............................................       $134,753,547      $138,782,773
                                                                   ============      ============

                 See accompanying notes to financial statements

LIQUID INSTITUTIONAL RESERVES--TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX
                                                                  MONTHS ENDED       FOR THE YEAR
                                                                OCTOBER 31, 1999         ENDED
                                                                   (UNAUDITED)      APRIL 30, 1999
                                                                -----------------   ---------------
FROM OPERATIONS:
Net investment income.......................................       $  3,216,569      $  8,375,074
Net realized gains (losses) from investment transactions....             (3,502)          166,129
                                                                   ------------      ------------
Net increase in net assets resulting from operations........          3,213,067         8,541,203
                                                                   ------------      ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional shares.................         (3,216,569)       (8,375,074)
                                                                   ------------      ------------
NET DECREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS..............................................        (59,072,304)         (646,662)
                                                                   ------------      ------------
Net decrease in net assets..................................        (59,075,806)         (480,533)

NET ASSETS:
Beginning of period.........................................        179,227,144       179,707,677
                                                                   ------------      ------------
End of period...............................................       $120,151,338      $179,227,144
                                                                   ============      ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Liquid Institutional Reserves (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust currently offers three no-load series: the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund (collectively, the "Funds").

  The Funds offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of a Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. For the six months ended October 31, 1999 the Government Securities Fund and the Treasury Securities Fund had no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Money Market Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), sub-adviser and sub-administrator of the Fund, a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), the adviser and administrator of the Funds.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber under which PaineWebber serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, PaineWebber receives compensation from the Funds, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets. At October 31, 1999, the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund owed PaineWebber $337,497, $25,002 and $21,926, respectively, in investment advisory and administration fees.
  Mitchell Hutchins serves as sub-adviser and sub-administrator of the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between PaineWebber and Mitchell Hutchins. In accordance with the Sub-Advisory Contract, PaineWebber (not the Funds) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

  For the period May 1, 1999 to May 31, 1999, PaineWebber and Mitchell Hutchins voluntarily waived 0.05% of these advisory fees and reimbursed a portion of expenses to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Funds' average daily net assets for Institutional shares and Financial Intermediary shares, respectively. Effective June 1, 1999, PaineWebber and Mitchell Hutchins discontinued the advisory fee waivers for the Funds and agreed to reimburse a portion of expenses to maintain the Fund's total annual operating expenses at a level not exceeding 0.28%, 0.29% and 0.29% of the Money Market Fund, the Government Securities Fund and the Treasury Securities Funds' average daily net assets for Institutional shares, respectively, and 0.53% of the Money Market Fund's average daily net assets for Financial Intermediary shares. For the six months ended October 31, 1999, PaineWebber and Mitchell Hutchins voluntarily waived or reimbursed $223,336, $22,478 and $30,315 in investment advisory and administration fees and other expenses from the Money Market Fund, the Government Securities Fund and the Treasury Securities Fund, respectively.

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At April 30, 1999, the Money Market Fund had a net capital loss carryforward of $675. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by April 30, 2006. To the extent these losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

  Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, each Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays the entire fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares. At October 31, 1999, the Money Market Fund owed PaineWebber $6,991 in shareholder service fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

MONEY MARKET FUND BOND
  Effective September 30, 1999, the Money Market Fund obtained an insurance bond that provides limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bond provides for coverage up to $200 million for a number of funds with a deductible of 10 basis points (0.10%) of the total assets of the Fund for First Tier Securities and 50 basis points (0.50%) of the total assets of the Fund for Second Tier Securities, in each case determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the bond, the Fund would expect to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which is generally no later than the maturity of the security. While the policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so. For the period September 30, 1999 to October 31, 1999, the Money Market Fund did not use this insurance bond.

OTHER LIABILITIES

  At October 31, 1999, the Funds had the following liabilities outstanding:

                                                                           PAYABLE FOR
                                                              DIVIDENDS    INVESTMENTS
                                                               PAYABLE      PURCHASED
                                                              ----------   -----------
    Money Market Fund.......................................  $7,487,566   $15,000,000
    Government Securities Fund..............................    585,023        --
    Treasury Securities Fund................................    469,930     46,497,864

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                               INSTITUTIONAL SHARES              FINANCIAL INTERMEDIARY SHARES*
                                                        -----------------------------------    ----------------------------------
                                                          FOR THE SIX        FOR THE YEAR        FOR THE SIX       FOR THE YEAR
                                                          MONTHS ENDED          ENDED            MONTHS ENDED          ENDED
                                                        OCTOBER 31, 1999    APRIL 30, 1999     OCTOBER 31, 1999   APRIL 30, 1999
                                                        ----------------   ----------------    ----------------   ---------------
MONEY MARKET FUND:
Shares sold.........................................      6,123,914,520      12,503,291,139         56,905,359       44,909,334
Shares repurchased..................................     (6,521,676,337)    (12,145,857,186)       (39,896,706)     (49,210,334)
Dividends reinvested................................         48,653,895          87,111,922          --                --
                                                        ---------------    ----------------       ------------      -----------
Net increase (decrease) in shares outstanding.......       (349,107,922)        444,545,875         17,008,653       (4,301,000)
                                                        ===============    ================       ============      ===========

GOVERNMENT SECURITIES FUND:
Shares sold.........................................        123,253,618         281,772,626
Shares repurchased..................................       (130,571,230)       (248,308,554)
Dividends reinvested................................          3,288,368           5,168,578
                                                        ---------------    ----------------
Net increase (decrease) in shares outstanding.......         (4,029,244)         38,632,650
                                                        ===============    ================

TREASURY SECURITIES FUND:
Shares sold.........................................         79,438,145         476,238,175
Shares repurchased..................................       (141,869,703)       (485,058,321)
Dividends reinvested................................          3,359,254           8,173,484
                                                        ---------------    ----------------
Net decrease in shares outstanding..................        (59,072,304)           (646,662)
                                                        ===============    ================

---------------
* For the six months ended October 31, 1999, and for the year ended April 30, 1999, there were no transactions in Financial Intermediary shares for the Government Securities Fund and Treasury Securities Fund.

LIQUID INSTITUTIONAL RESERVES--MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                      INSTITUTIONAL SHARES
                            ------------------------------------------------------------------------

                              FOR THE
                            SIX MONTHS
                               ENDED
                            OCTOBER 31,                 FOR THE YEARS ENDED APRIL 30,
                               1999       ----------------------------------------------------------
                            (UNAUDITED)      1999         1998         1997        1996      1995++
                            -----------   ----------   ----------   ----------   --------   --------
Net asset value, beginning
 of period................  $     1.00    $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                            ----------    ----------   ----------   ----------   --------   --------
Net investment income.....       0.025         0.051        0.054        0.052      0.055      0.048
Net realized losses from
 investment
 transactions.............      --            --           --           --          --        (0.008)
                            ----------    ----------   ----------   ----------   --------   --------
Net increase from
 investment operations....       0.025         0.051        0.054        0.052      0.055      0.040
                            ----------    ----------   ----------   ----------   --------   --------
Dividends from net
 investment income........      (0.025)       (0.051)      (0.054)      (0.052)    (0.055)    (0.048)
                            ----------    ----------   ----------   ----------   --------   --------
Contribution to capital
 from predecessor adviser
 (1)......................      --            --           --           --          --         0.008
                            ----------    ----------   ----------   ----------   --------   --------
Net asset value, end of
 period...................  $     1.00    $     1.00   $     1.00   $     1.00   $   1.00   $   1.00
                            ==========    ==========   ==========   ==========   ========   ========
Total investment return
 (2)......................        2.51%         5.22%        5.52%        5.33%      5.61%      4.91%
                            ==========    ==========   ==========   ==========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period
 (000's)..................  $1,687,262    $2,036,379   $1,591,789   $1,246,799   $421,878   $220,844
Expenses to average net
 assets net of
 waivers/reimbursements
 from adviser.............        0.28%*        0.26%        0.29%        0.25%      0.31%      0.35%
Expenses to average net
 assets before
 waivers/reimbursements
 from adviser.............        0.30%*        0.31%        0.34%        0.30%      0.37%      0.37%
Net investment income to
 average net assets net of
 waivers/reimbursements
 from adviser.............        4.92%*        5.07%        5.38%        5.24%      5.47%      4.68%
Net investment income to
 average net assets before
 waivers/reimbursements
 from adviser.............        4.90%*        5.02%        5.33%        5.19%      5.41%      4.66%

                                             FINANCIAL INTERMEDIARY SHARES**
                            -----------------------------------------------------------------
                                                         FOR THE                    FOR THE
                              FOR THE                     PERIOD                     PERIOD
                            SIX MONTHS                 JANUARY 14,                 MARCH 17,
                               ENDED       FOR THE        1998+        FOR THE       1994+
                            OCTOBER 31,   YEAR ENDED        TO        YEAR ENDED       TO
                               1999       APRIL 30,     APRIL 30,     APRIL 30,    APRIL 30,
                            (UNAUDITED)      1999          1998         1995++        1994
                            -----------   ----------   ------------   ----------   ----------
Net asset value, beginning
 of period................  $     1.00     $  1.00        $  1.00      $  1.00       $ 1.00
                            ----------     -------        -------      -------       ------
Net investment income.....       0.024       0.048          0.015        0.027        0.004
Net realized losses from
 investment
 transactions.............      --           --            --            --           --
                            ----------     -------        -------      -------       ------
Net increase from
 investment operations....       0.024       0.048          0.015        0.027        0.004
                            ----------     -------        -------      -------       ------
Dividends from net
 investment income........      (0.024)     (0.048)        (0.015)      (0.027)      (0.004)
                            ----------     -------        -------      -------       ------
Contribution to capital
 from predecessor adviser
 (1)......................      --           --            --            --           --
                            ----------     -------        -------      -------       ------
Net asset value, end of
 period...................  $     1.00     $  1.00        $  1.00      $  1.00       $ 1.00
                            ==========     =======        =======      =======       ======
Total investment return
 (2)......................        2.38%       4.96%          1.51%        3.10%        0.37%
                            ==========     =======        =======      =======       ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's)..................  $   29,010     $12,002        $16,302        --          $9,000
Expenses to average net
 assets net of
 waivers/reimbursements
 from adviser.............        0.53%*      0.51%          0.54%*       0.60%        0.58%*
Expenses to average net
 assets before
 waivers/reimbursements
 from adviser.............        0.55%*      0.56%          0.59%*       0.62%        0.58%*
Net investment income to
 average net assets net of
 waivers/reimbursements
 from adviser.............        4.74%*      4.82%          5.13%*       4.17%        2.93%*
Net investment income to
 average net assets before
 waivers/reimbursements
 from adviser.............        4.72%*      4.77%          5.07%*       4.15%        2.93%*

-------------
+   Issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*   Annualized

**  For the period May 1, 1997 to January 13, 1998, for the years ended
    April 30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary Shares.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES--GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                                   FINANCIAL
                                                             INSTITUTIONAL SHARES                                 INTERMEDIARY
                                   -------------------------------------------------------------------------        SHARES**
                                   FOR THE SIX MONTHS                                                          ------------------
                                         ENDED                                                                   FOR THE PERIOD
                                      OCTOBER 31,                  FOR THE YEARS ENDED APRIL 30,                 JULY 12, 1994+
                                          1999          ----------------------------------------------------           TO
                                      (UNAUDITED)         1999       1998       1997       1996      1995++     APRIL 30, 1995++
                                   ------------------   --------   --------   --------   --------   --------   ------------------
Net asset value, beginning of
 period..........................       $   1.00        $   1.00   $   1.00   $   1.00   $  1.00    $  1.00          $ 1.00
                                        --------        --------   --------   --------   -------    -------          ------
Net investment income............          0.024           0.049      0.052      0.051     0.053      0.048           0.032
Net realized gains (losses) from
 investment transactions.........       --                 --         --         --        0.001     (0.008)        --
                                        --------        --------   --------   --------   -------    -------          ------
Net increase from investment
 operations......................          0.024           0.049      0.052      0.051     0.054      0.040           0.032
                                        --------        --------   --------   --------   -------    -------          ------
Dividends from net investment
 income..........................         (0.024)         (0.049)    (0.052)    (0.051)   (0.054)    (0.047)         (0.032)
                                        --------        --------   --------   --------   -------    -------          ------
Contribution to capital from
 predecessor advisor (1).........       --                 --         --         --        --         0.007         --
                                        --------        --------   --------   --------   -------    -------          ------
Net asset value, end of period...       $   1.00        $   1.00   $   1.00   $   1.00   $  1.00    $  1.00          $ 1.00
                                        ========        ========   ========   ========   =======    =======          ======
Total investment return (2)......           2.43%           5.04%      5.32%      5.20%     5.50%      4.61%           3.31%
                                        ========        ========   ========   ========   =======    =======          ======
Ratios/Supplemental Data:
Net assets, end of period
 (000's).........................       $134,754        $138,783   $100,140   $106,843   $43,770    $54,903         --
Expenses to average net assets
 net of
 waivers/reimbursements from
 adviser.........................           0.29%*          0.28%      0.30%      0.30%     0.32%      0.35%           0.60%*
Expenses to average net assets
 before
 waivers/reimbursements from
 adviser.........................           0.32%*          0.33%      0.59%      0.53%     0.56%      0.47%           0.72%*
Net investment income to average
 net assets net of
 waivers/reimbursements from
 adviser.........................           4.77%*          4.90%      5.21%      5.09%     5.52%      4.75%           4.58%*
Net investment income to average
 net assets before
 waivers/reimbursements from
 adviser.........................           4.74%*          4.85%      4.91%      4.86%     5.28%      4.63%           4.46%*

-----------------

+   Commencement of issuance of shares.

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*   Annualized

** For the six months ended October 31, 1999, the years ended April 30, 1999,
   1998 and 1997 and for the period March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary Shares. Any further subscriptions of such shares would be at $1.00 per share.

(1) Kidder Peabody Asset Management, Inc., the Fund's predecessor investment adviser and administrator, purchased certain of the Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid interest. Since the purchases were made at prices above the securities' current fair value, the Fund recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

LIQUID INSTITUTIONAL RESERVES -- TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                 INSTITUTIONAL SHARES
                                                           ----------------------------------------------------------------
                                                           FOR THE SIX
                                                              MONTHS
                                                              ENDED
                                                           OCTOBER 31,              FOR THE YEARS ENDED APRIL 30,
                                                               1999       -------------------------------------------------
                                                           (UNAUDITED)      1999       1998      1997      1996     1995++
                                                           ------------   --------   --------   -------   -------   -------
Net asset value, beginning of period.....................     $   1.00    $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
                                                              --------    --------   --------   -------   -------   -------
Net investment income....................................        0.022       0.046      0.051     0.049     0.048     0.049
Net realized gains (losses) from investment
 transactions............................................      --            --         --        --        0.003    (0.002)
                                                              --------    --------   --------   -------   -------   -------
Net increase from investment operations..................        0.022       0.046      0.051     0.049     0.051     0.047
                                                              --------    --------   --------   -------   -------   -------
Dividends from net investment income.....................       (0.022)     (0.046)    (0.051)   (0.049)   (0.051)   (0.047)
                                                              --------    --------   --------   -------   -------   -------
Net asset value, end of period...........................     $   1.00    $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
                                                              ========    ========   ========   =======   =======   =======
Total investment return (1)..............................         2.19%       4.68%      5.23%     5.02%     5.23%     4.75%
                                                              ========    ========   ========   =======   =======   =======
Ratios/Supplemental Data:
Net assets, end of period (000's)........................     $120,151    $179,227   $179,708   $65,893   $19,624   $23,762
Expenses to average net assets net of
 waivers/reimbursements from adviser.....................         0.29%*      0.28%      0.30%     0.30%     0.32%     0.22%
Expenses to average net assets before
 waivers/reimbursements from adviser.....................         0.33%*      0.33%      0.47%     0.72%     0.94%     0.84%
Net investment income to average net assets net of
 waivers/reimbursements from adviser.....................         4.30%*      4.57%      5.09%     4.97%     5.71%     5.51%
Net investment income to average net assets before
 waivers/reimbursements from adviser.....................         4.26%*      4.52%      4.92%     4.56%     5.09%     4.89%

-----------------

++ Sub-advisory functions for the Fund were transferred from Kidder Peabody Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.

*   Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.             Meyer Feldberg
CHAIRMAN
                                   George W. Gowen
Margo N. Alexander
                                   Frederic V. Malek
Richard Q. Armstrong
                                   Carl W. Schafer
Richard R. Burt
                                   Brian M. Storms
Mary C. Farrell


OFFICERS

Margo N. Alexander                 Paul H. Schubert
PRESIDENT                          VICE PRESIDENT AND TREASURER

Victoria E. Schonfeld              Dennis L. McCauley
VICE PRESIDENT                     VICE PRESIDENT

Dianne E. O'Donnell                Susan P. Ryan
VICE PRESIDENT AND SECRETARY       VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUBADVISER AND SUBADMINISTRATOR
Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

THE FINANCIAL INFORMATION HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

-----

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
-  Utility Income Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-  Aggressive Portfolio
-  Moderate Portfolio
-  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


                                  PAINEWEBBER
                        -C-1999 PaineWebber Incorporated
                                  Member SIPC
                              All Rights Reserved.


[GRAPHIC]PaineWebber


-----------------------

LIQUID
INSTITUTIONAL
RESERVES

SEMIANNUAL REPORT



OCTOBER 31, 1999